UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01311
                                                     ---------

                             The GAMCO Mathers Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                               GAMCO MATHERS FUND

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 2007

TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission (the "SEC") on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives from other public companies.

                                                       Sincerely yours,

                                                       /s/ Bruce N. Alpert
                                                       -------------------

                                                       Bruce N. Alpert
                                                       Executive Vice President
October 19, 2007

GAMCO MATHERS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
================================================================================

   PRINCIPAL                                        MARKET
    AMOUNT                                          VALUE
   ---------                                       -------
             SHORT-TERM OBLIGATIONS -- 100.0%
             REPURCHASE AGREEMENTS -- 10.0%
$ 3,006,913  State Street Bank & Trust Co.,
               3.450%, dated 09/28/07,
               due 10/01/07, proceeds at
               maturity, $3,007,777 (a).........  $ 3,006,913
                                                  -----------
             U.S. TREASURY BILLS -- 90.0%
 27,000,000  U.S. Treasury Bill,
               2.647%++, 10/18/07 (b)...........   26,962,950
                                                  -----------
             TOTAL SHORT-TERM OBLIGATIONS.......   29,969,863
                                                  -----------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $29,969,863)...............  $29,969,863
                                                  ===========
-----------------
             Aggregate book cost................  $29,969,863
                                                  ===========
             Gross unrealized appreciation......  $        --
             Gross unrealized depreciation......           --
                                                  -----------
             Net unrealized appreciation
               (depreciation) ..................  $        --
                                                  ===========
   SHARES
  --------
             SECURITIES SOLD SHORT -- (11.5)%
             COMMON STOCKS SOLD SHORT -- (11.5)%
             AUTOMOTIVE -- (0.4)%
     15,000  Ford Motor Co......................  $   127,350
                                                  -----------
             BUSINESS SERVICES -- (0.3)%
      2,000  Paychex Inc........................       82,000
                                                  -----------
             CONSUMER PRODUCTS -- (0.8)%
      5,000  Harley-Davidson Inc................      231,050
                                                  -----------
             ENTERTAINMENT -- (1.6)%
      3,000  Carnival Corp......................      145,290
      5,000  Polaris Industries Inc.............      218,100
      3,000  Royal Caribbean Cruises Ltd........      117,090
                                                  -----------
                                                      480,480
                                                  -----------

                                                     MARKET
   SHARES                                            VALUE
  --------                                          -------

             EQUIPMENT -- (1.8)%
      3,000  Black & Decker Corp................  $   249,900
      5,000  The Toro Co........................      294,150
                                                  -----------
                                                      544,050
                                                  -----------
             EXCHANGE TRADED FUNDS -- (3.6)%
      5,000  iShares Russell 2000 Index.........      400,300
      5,000  iShares S&P SmallCap 600 Index.....      348,650
      2,000  MidCap SPDR Trust, Ser. 1..........      321,800
                                                  -----------
                                                    1,070,750
                                                  -----------
             FOOD AND BEVERAGE -- (0.6)%
      3,000  IHOP Corp..........................      189,990
                                                  -----------
             RETAIL -- (2.4)%
     15,000  Starbucks Corp.....................      393,000
      2,000  The Sherwin-Williams Co............      131,420
      2,000  Wal-Mart Stores Inc................       87,300
      5,000  Zale Corp..........................      115,700
                                                  -----------
                                                      727,420
                                                  -----------
             TOTAL SECURITIES SOLD SHORT
               (Total proceeds $3,501,002).....   $ 3,453,090
                                                  ===========

----------------
             Aggregate proceeds.................  $ 3,501,002
                                                  ===========
             Gross unrealized appreciation......  $    80,376
             Gross unrealized depreciation......      (32,464)
                                                  -----------
             Net unrealized appreciation
               (depreciation) ..................  $    47,912
                                                  ===========
----------------
(a) Collateralized by $2,305,000 U.S. Treasury Bond, 8.125%, due 08/15/21, market value $3,068,554.
(b) At September 30, 2007, $4,000,000 of the principal amount was pledged as collateral for securities sold short.
++   Represents annualized yield at date of purchase.
SPDR Standard & Poor's Depository Receipts




               See accompanying notes to schedule of investments.

GAMCO MATHERS FUND
NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
================================================================================
1. SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

2. TAX INFORMATION. At December 31, 2006, the Fund had net capital loss carryforwards for federal income tax purposes of $14,477,736, which are available to reduce future required distributions of net capital gains to shareholders. $12,430,175 is available through 2010; $670,201 is available through 2011; $280,466 is available through 2012; and $1,096,894 is available through 2014.

                               GAMCO MATHERS FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                  Net Asset Value per share available daily by
                       calling 800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                     Anthony R. Pustorino
CHAIRMAN AND CHIEF                        CERTIFIED PUBLIC ACCOUNTANT,
EXECUTIVE OFFICER                         PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                     PACE UNIVERSITY

E. Val Cerutti                            Werner J. Roeder,  MD
CHIEF EXECUTIVE  OFFICER                  MEDICAL  DIRECTOR
CERUTTI CONSULTANTS, INC.                 LAWRENCE HOSPITAL

Anthony J. Colavita                       Henry G. Van der Eb, CFA
ATTORNEY-AT-LAW                           PRESIDENT AND CHIEF
ANTHONY J. COLAVITA, P.C.                 EXECUTIVE OFFICER
                                          GAMCO MATHERS FUND
Vincent D. Enright
FORMER SENIOR VICE PRESIDENT              Anthonie C. van Ekris
AND CHIEF FINANCIAL OFFICER               CHAIRMAN
KEYSPAN ENERGY CORP.                      BALMAC INTERNATIONAL, INC.


                         OFFICERS AND PORTFOLIO MANAGER

Henry G. Van der Eb, CFA                  Anne E. Morrissy, CFA
PRESIDENT AND                             EXECUTIVE VICE PRESIDENT
PORTFOLIO MANAGER
                                          Heidi M. Koontz
Bruce N. Alpert                           VICE PRESIDENT
EXECUTIVE VICE PRESIDENT
                                          Edith L. Cook
Agnes Mullady                             VICE PRESIDENT
TREASURER
                                          Peter D. Goldstein
James E. McKee                            CHIEF COMPLIANCE OFFICER
VICE PRESIDENT
AND SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

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This report is submitted for the general information of the shareholders of The GAMCO Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
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GAB1726Q307SR



                                                                           GAMCO




GAMCO
MATHERS
FUND











                                                            THIRD QUARTER REPORT
                                                              SEPTEMBER 30, 2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The GAMCO Mathers Fund
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By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer

Date                       November 9, 2007
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Henry G. Van der Eb
                         -------------------------------------------------------
                           Henry G. Van der Eb, Chief Executive Officer

Date                       November 9, 2007
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By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date                       November 9, 2007
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* Print the name and title of each signing officer under his or her signature.